Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions, except Share data	Total		Yilgarn South	Sibanye Gold	Share capital	Share capital Yilgarn South	Additional paid-in capital	Additional paid-in capital Yilgarn South	Additional paid-in capital Sibanye Gold	Retained earnings	Accumulated other comprehensive (loss)/income		Accumulated other comprehensive (loss)/income Sibanye Gold	Gold Field's shareholders equity		Gold Field's shareholders equity Yilgarn South	Gold Field's shareholders equity Sibanye Gold	Non-controlling interests		Share of equity investee's other comprehensive income	Mark-to-market of listed investments	Foreign exchange translation	Foreign exchange translation Sibanye Gold
BEGINNING BALANCE at Dec. 31, 2011	$ 5,852.3				$ 59.0		$ 5,374.6			$ 772.5	$ (423.3)			$ 5,782.8				$ 69.5		$ (14.4)	$ (21.6)	$ (387.2)
BEGINNING BALANCE (in shares) at Dec. 31, 2011					723,735,186
Other comprehensive income/(loss) before reclassifications											(225.6)										18.7	(244.3)
Net income / (loss)	652.5									654.3				654.3				(1.8)
Mark-to-market of listed investments	18.7	[1]									18.7										18.7
Dividends declared	(372.7)									(364.2)				(364.2)				(8.5)
Foreign exchange translation	(205.1)										(244.3)											(244.3)
Other comprehensive income/ (loss) reclassified to statement of operations											(4.2)										(4.2)
Share-based compensation	77.7						77.7							77.7
Realized gain on disposal of listed investments	(14.7)	[2]									(14.7)										(14.7)
Exercise of employee share options	2.0				2.0									2.0
Impairment of listed investments	10.5	[3]									10.5										10.5
Exercise of employee share options (in shares)					5,801,627
Purchase of noncontrolling interests	(8.2)									(8.3)				(8.3)				0.1
Net current year other comprehensive income/(loss)	(190.6)	[4]									(229.7)	[4]		(229.7)	[4]			39.1	[4]		14.5	(244.3)
Receipt of funds from noncontrolling interests	27.7																	27.7
ENDING BALANCE at Dec. 31, 2012	6,040.7				61.0		5,452.3			1,054.3	(653.0)			5,914.6				126.1		(14.4)	(7.1)	(631.5)
ENDING BALANCE (in shares) at Dec. 31, 2012					729,536,813
Other comprehensive income/(loss) before reclassifications											(749.4)										(1.3)	(748.1)
Net income / (loss)	(266.1)									(247.9)				(247.9)				(18.2)
Mark-to-market of listed investments	(1.3)	[1]									(1.3)										(1.3)
Dividends declared	(62.3)									(61.2)				(61.2)				(1.1)
Foreign exchange translation	(748.1)										(748.1)											(748.1)
Spin-off transaction				(1,033.7)					(1,184.2)				150.5				(1,033.7)
Other comprehensive income/ (loss) reclassified to statement of operations											2.9		150.5								2.9		150.5
Share-based compensation	45.1						45.1							45.1
Realized gain on disposal of listed investments	(7.4)	[2]									(7.4)										(7.4)
Exercise of employee share options	0.4				0.4									0.4
Impairment of listed investments	10.3	[3]									10.3										10.3
Exercise of employee share options (in shares)					8,905,790
Purchase of noncontrolling interests	(12.8)									(4.1)				(4.1)				(8.7)
Transactions with noncontrolling interests	(1.1)																	(1.1)
Acquisition of assets, values			127.3			1.5		125.8								127.3
Acquisition of assets, shares						28,717,660
Net current year other comprehensive income/(loss)	(746.5)										(746.5)			(746.5)							1.6	(748.1)
Receipt of funds from noncontrolling interests	6.8																	6.8
ENDING BALANCE at Dec. 31, 2013	4,097.8				62.9		4,439.0			741.1	(1,249.0)			3,994.0				103.8		(14.4)	(5.5)	(1,229.1)
ENDING BALANCE (in shares) at Dec. 31, 2013	767,160,263				767,160,263
Other comprehensive income/(loss) before reclassifications											(367.5)										6.9	(374.4)
Net income / (loss)	(25.2)									(27.2)				(27.2)				2.0
Mark-to-market of listed investments	6.9	[1]									6.9										6.9
Dividends declared	(40.5)									(29.8)				(29.8)				(10.7)
Foreign exchange translation	(374.4)										(374.4)											(374.4)
Other comprehensive income/ (loss) reclassified to statement of operations											(0.9)										(0.9)
Share-based compensation	26.0						26.0							26.0
Realized gain on disposal of listed investments	(1.8)	[2]									(1.8)										(1.8)
Exercise of employee share options	0.1				0.1									0.1
Impairment of listed investments	0.9	[3]									0.9										0.9
Exercise of employee share options (in shares)					4,256,228
Disposal of noncontrolling interests	(0.5)																	(0.5)
Net current year other comprehensive income/(loss)	(368.4)										(368.4)			(368.4)							6.0	(374.4)
Receipt of funds from noncontrolling interests	2.0																	2.0
ENDING BALANCE at Dec. 31, 2014	$ 3,691.3				$ 63.0		$ 4,465.0			$ 684.1	$ (1,617.4)			$ 3,594.7				$ 96.6		$ (14.4)	$ 0.5	$ (1,603.5)
ENDING BALANCE (in shares) at Dec. 31, 2014	771,416,491				771,416,491

[1]	Includes deferred tax of $nil (2013: $1.7 million and 2012: $1.0 million).
[2]	This amount has been reclassified to and included in the profit on disposal of investments and subsidiaries line in the Consolidated Statement of Operations.
[3]	This amount has been reclassified to and included in the impairment of investments line in the Consolidated Statement of Operations.
[4]	Noncontrolling interests of other comprehensive (loss)/income relates to foreign exchange.